Financial Instruments	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Financial Instruments
. Financial Instruments
At December 31, 2017 and 2016, the Company’s financial instruments consisted primarily of cash and cash equivalents, billed receivables, trade accounts payable, Senior Notes and foreign currency forward contracts. The carrying amounts of cash and cash equivalents, billed receivables and trade accounts payable are representative of their respective fair values because of the short-term maturities or expected settlement dates of these instruments. The carrying amounts and estimated fair values of the Company’s other financial instruments are presented in the table below.

	December 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)
Senior Notes(1)	$3,330	$3,502	$3,325	$3,526
Foreign currency forward contracts(2)	$10	$10	$6	$6
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(1)	The Company measures the fair value of its Senior Notes using Level 2 inputs based primarily on current market yields for its existing debt traded in the secondary market.

(2)
The Company measures the fair values of foreign currency forward contracts based on forward exchange rates. See Note 14 for additional disclosures regarding the notional amounts and fair values of foreign currency forward contracts.